Prepayments and Other Current Assets-Schedule of Prepayments and Other Current Assets (Details)-Schedule of Movement 0f the Allowance for Credit Losses Prepayments and Other Current Assets (Details)
¥ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥)
Prepaid Expense and Other Assets [Abstract]
Balance at the beginning of the year	$ 1,401	¥ 9,797	¥ 9,621
Additions	49	¥ 344	176
Total	$ 1,450		¥ 9,797	¥ 10,141